Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Lifetime Income® III Portfolio
September 30, 2023
VIPFLI-III-NPRT3-1123
1.822348.118
Domestic Equity Funds - 23.5%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	24,805	1,105,289
VIP Equity-Income Portfolio Investor Class (a)	38,088	904,975
VIP Growth & Income Portfolio Investor Class (a)	48,020	1,237,475
VIP Growth Portfolio Investor Class (a)	21,557	1,820,250
VIP Mid Cap Portfolio Investor Class (a)	8,568	286,671
VIP Value Portfolio Investor Class (a)	35,499	641,118
VIP Value Strategies Portfolio Investor Class (a)	20,856	319,507
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,961,877)		6,315,285

International Equity Funds - 24.0%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	241,732	2,383,480
VIP Overseas Portfolio Investor Class (a)	177,275	4,080,860
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,574,209)		6,464,340

Bond Funds - 50.1%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	389,148	3,482,878
Fidelity International Bond Index Fund (a)	101,908	904,940
Fidelity Long-Term Treasury Bond Index Fund (a)	148,874	1,356,239
VIP High Income Portfolio Investor Class (a)	97,944	444,665
VIP Investment Grade Bond II Portfolio Investor Class (a)	789,144	7,268,013
TOTAL BOND FUNDS (Cost $14,987,030)		13,456,735

Short-Term Funds - 2.4%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 5.06% (a)(b) (Cost $645,579)	645,579	645,579

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $25,168,695)	26,881,939
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	26,881,944

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	3,560,576	341,035	388,804	3,167	(49,090)	19,161	3,482,878
Fidelity International Bond Index Fund	944,764	72,174	119,650	11,262	(6,173)	13,825	904,940
Fidelity Long-Term Treasury Bond Index Fund	1,448,780	321,232	280,313	32,268	(59,531)	(73,929)	1,356,239
VIP Contrafund Portfolio Investor Class	1,156,621	37,165	296,526	11,355	54,641	153,388	1,105,289
VIP Emerging Markets Portfolio Investor Class	2,620,289	461,582	744,208	4,124	(48,560)	94,377	2,383,480
VIP Equity-Income Portfolio Investor Class	1,036,411	43,793	195,370	-	19,647	494	904,975
VIP Government Money Market Portfolio Investor Class 5.06%	568,132	537,499	460,052	25,451	-	-	645,579
VIP Growth & Income Portfolio Investor Class	1,341,134	66,836	279,390	4,913	58,880	50,015	1,237,475
VIP Growth Portfolio Investor Class	1,816,680	139,649	480,380	12,563	22,204	322,097	1,820,250
VIP High Income Portfolio Investor Class	460,361	18,991	51,443	315	(4,143)	20,899	444,665
VIP Investment Grade Bond II Portfolio - Investor Class	7,074,624	984,699	716,187	3,072	(3,339)	(71,784)	7,268,013
VIP Mid Cap Portfolio Investor Class	323,440	10,709	60,147	758	6,667	6,002	286,671
VIP Overseas Portfolio Investor Class	4,298,505	194,276	717,738	-	54,442	251,375	4,080,860
VIP Value Portfolio Investor Class	747,753	13,110	182,370	-	47,521	15,104	641,118
VIP Value Strategies Portfolio Investor Class	370,411	11,205	92,381	890	27,100	3,172	319,507
	27,768,481	3,253,955	5,064,959	110,138	120,266	804,196	26,881,939

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.